Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Equipment	$ 24	$ 28
Exploration and evaluation assets	38,711	38,633
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	7	9
Exploration and evaluation assets	2,478	2,483
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	17	19
Exploration and evaluation assets	$ 36,233	$ 36,150